Selling expenses (Schedule of Selling Expenses) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 ILS (₪)
Disclosure Of Sleeted Consolidated Statements Of Operation Data [Line Items]
Transportation and Distribution	₪ 23,425	$ 6,423	₪ 22,048	₪ 20,682
Salaries and related expenses	22,954	6,294	22,728	22,167
Advertising and promotion	8,297	2,275	11,923	14,919
Personnel Services	3,963	1,087	4,388	3,344
Vehicles	3,690	1,012	3,793	3,898
Depreciation and amortization	2,600	712	2,923	2,713
Share based payment expense	178	49	435	436
Others	3,786	1,038	5,978	5,947
Selling expenses	₪ 68,893	$ 18,890	₪ 74,216	₪ 74,106